EQUITY (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ (800)	$ (173)
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0
Net other comprehensive income (loss) before tax, currency translation adjustments	(800)	(173)
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	0
Net other comprehensive income (loss) after tax, currency translation adjustment	(800)	(173)
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	10	21
Gains on marketable securities, included in financial expenses - net	0	(1)
Net other comprehensive income (loss) before tax, available-for-sale-securities	10	20
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	(1)	(1)
Net other comprehensive income (loss) after tax, available-for-sale-securities	11	21
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	192	(12)
Loss on derivative financial instruments, included in net revenues	16	2
Net other comprehensive income (loss) before tax, cash flow hedges	208	(10)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	208	(10)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	0
Loss on defined benefit plans, included in various statement of income items	1	0
Net other comprehensive income (loss) before tax, defined benefit plan	(1)	0
Income tax related to items of other comprehensive income (loss), defined benefit plan	2	(6)
Net other comprehensive income (loss) after tax, defined benefit plan	(3)	(6)
Total accumulated other comprehensive income (loss)
Other comprehensive income (loss) before reclassifications	(598)	(164)
Amounts reclassified from accumulated other comprehensive loss before tax:
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0
Gains on marketable securities, included in financial expenses - net	0	(1)
Loss on derivative financial instruments, included in net revenues	16	2
Loss on defined benefit plans, included in various statement of income items	1	0
Amounts reclassified from accumulated other comprehensive loss before tax	17	1
Net other comprehensive income (loss) before tax	(581)	(163)
Income tax related to items of other comprehensive income (loss)	3	7
Net other comprehensive income (loss) after tax	$ (578)	$ (156)